SEGMENT INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SEGMENT INFORMATION
Schedule of segment information

	Technical Equip.	Spare Parts &
	& Processes	Services	Other	Total
Revenue	40,556	5,215	228	45,999
Segment adjusted EBITDA	2,142	2,123	(9,792)	(5,527)

	Technical Equip.	Spare Parts &
	& Processes	Services	Other	Total
Revenue	10,742	5,903	247	16,892
Segment adjusted EBITDA	(7,374)	836	1,280	(5,258)

in € thousand	Jan 1 – Jun 30, 2026	Jan 1 – Jun 30, 2025
Total segment adjusted EBITDA	(5,527)	(5,258)
Financial result	(38,726)	(1,978)
Depreciation and amortization	(2,433)	(2,547)
Share of loss from equity method investees	(108)	(307)
Income tax benefit (expense)	(1,015)	(76)
Net income (loss) for the period	(47,809)	(10,165)

	2025
	Technical			Total
	equipment	Spare parts		management
	and processes	and services	Other	reporting
Revenues	54,446	11,885	615	66,945
Segment adjusted EBITDA	3,415	2,261	591	6,267

	2024
	Technical			Total
	equipment	Spare parts		management
	and processes	and services	Other	reporting
Revenues	49,593	11,192	51	60,836
Segment adjusted EBITDA	611	2,459	(77,527)	(74,457)

	2023
	Technical			Total
	equipment	Spare parts		management
in € thousand	and processes	and services	Other	reporting
Revenues	78,743	11,503	—	90,246
Segment adjusted EBITDA	12,872	3,787	22,440	39,099

in € thousand	2025	2024	2023
Total segment adjusted EBITDA	6,267	(74,457)	39,099
Financial result	(72,178)	(3,824)	9,594
Amortization and depreciation	(4,824)	(7,315)	(6,904)
Share of loss from equity method investees	(406)	—	(1,057)
Income tax benefit (expense)	41	1,492	(2,778)
Net income (loss) for the period	(71,100)	(84,104)	37,953